CONTENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Schedule of content assets

	2022	2023	2023
	RUB	RUB	$
Licensed content, net
Licensed content, net	7,503	11,549	128.8
Advances for licensed content	1,723	3,665	40.8
Produced content, net
Released, less amortization	2,427	3,792	42.3
Completed and not released	758	295	3.3
In production and in development	4,433	7,324	81.7
Content assets	16,844	26,625	296.9

Schedule of amortization of content assets

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Licensed content	5,904	7,903	7,082	79.0
Produced content	482	1,041	2,056	22.9
Total amortization of content assets	6,386	8,944	9,138	101.9

Schedule of estimated amortization expense

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2024	3,350	5,800	9,150	102.0
2025	3,019	3,664	6,683	74.5
2026	2,299	822	3,121	34.8
2027	1,512	412	1,924	21.5
2028	1,511	79	1,590	17.7
Thereafter	4,097	—	4,097	45.7
Total	15,788	10,777	26,565	296.2

Content Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of estimated amortization expense

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2024	5,592	1,416	7,008	78.1
2025	3,320	1,142	4,462	49.8
2026	1,604	912	2,516	28.1
Thereafter	1,033	322	1,355	15.1
Total	11,549	3,792	15,341	171.1